Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation
Schedule of details of the Company's subsidiaries

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2013	Percentage of ownership as of December 31, 2012	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 11)	April 2001	PRC	73.09%	73.09%	Research and development, production and sales of vaccine products

Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February1993	PRC	100%	100%	Research and development, production and sales of vaccine products

Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 11)	January2010	PRC	55%	55%	Research and development, production and sales of vaccine products